Advisor Managed Portfolios
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

October 30, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Advisor Managed Portfolios (the “Trust”)
File Nos.: 333-270997 and 811-23859
Reckoner Yield Enhanced AAA CLO ETF (S000093690)
Reckoner BBB-B CLO ETF (S000093691)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust, on behalf of its series, the Reckoner Yield Enhanced AAA CLO ETF and Reckoner BBB-B CLO ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from those contained in Post-Effective Amendment No. 114 to the Trust’s Registration Statement on Form N‑1A, filed electronically on October 28, 2026.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (480) 964-6008 or ryan.charles1@usbank.com.

Sincerely,

/s/ Ryan Charles
Ryan Charles
Secretary
Advisor Managed Portfolios